Note Derivative instruments and hedging activities (Non-hedging activities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	$ 1,273	$ (923)	$ (124)
Forward contracts | Mortgage Banking Activities
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	1,213	(1,484)	(160)
Interest rate swap | Other operating income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	0	51	333
Foreign currency forward contracts | Other operating income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	0	67	27
Foreign currency forward contracts | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	0	(14)	12
Interest rate cap | Other operating income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	(4)	(48)	57
Indexed options on deposits | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	114	5,934	1,981
Bifurcated embedded options | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	$ (50)	$ (5,429)	$ (2,374)